Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Total intangible assets, at cost	$ 79,134	$ 85,728
Less: accumulated amortization	(51,266)	(46,966)
Total intangible assets, net	27,868	38,762
Trademark [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Total intangible assets, at cost	44,317	48,010
Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Total intangible assets, at cost	$ 34,817	$ 37,718